SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2020
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies used in the preparation of these consolidated financial statements are described below.

Cash and cash equivalents

Cash consists of bank balances and cash held in trust. Cash equivalents consist of short-term deposits with original maturities of three months or less. As at June 30, 2020 and June 30, 2019, there were no cash equivalents.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating policy decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the expected service periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the stock options reserve. The fair value of options is determined using the Black-Scholes Option Pricing Model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that will eventually vest.

Compound financial instruments

Compound financial instruments issued by the Company are comprised of convertible debentures that can be converted into common shares and promissory notes payable attached with warrants. The Compound financial instruments are segregated into their debt and equity components or derivative liability components at the date of issue, in accordance with the substance of the contractual agreements. The conversion feature of the convertible promissory notes is presumed to be classified as a derivative financial liability unless it meets all the criteria to recognize as equity instrument. One of criteria is that the conversion option exchanges a fixed amount of shares for a fixed amount of cash ("fixed for fixed").

If the conversion feature meets the fixed for fixed criteria, the conversion option will be classified as equity components. Equity instruments are instruments that evidence a residual interest in the assets of an entity after deducting all of its liabilities. Therefore, when the initial carrying amount of the compound financial instruments is allocated to its equity and liability components, the equity component is assigned the residual amount after deducting from the fair value of the instrument as a whole the amount separately determined for the liability component. The sum of the carrying amounts assigned to the liability and equity components on initial recognition is always equal to the fair value that would be ascribed to the instrument as a whole. No gain or loss arises from initially recognizing the components of the instrument separately.

If the conversion feature does not meet the fixed for fixed criteria, the conversion option will be recorded as derivative financial liability, which must be separately accounted for at fair value on initial recognition. The carrying amount of the debt component, on initial recognition, is recalculated as the difference between the proceeds of the convertible promissory notes as a whole and the fair value of the derivative financial liabilities. Subsequent to initial recognition, the derivative financial liability is re-measured at fair value at the end of each reporting period with changes in fair value recognized in the statement of operation for each reporting period, while the debt component is accreted to the face value of the debt using the effective interest method.

Transaction costs are allocated to the debt and equity components in proportion to the allocation of the proceeds on initial recognition. Transaction costs allocated to equity components will be accounted for as a deduction from equity, net of any related income tax benefit; cost allocated to the derivative financial liability component are expensed; and cost allocated to the debt component are offset against the carrying amount of the liability and included in the determination of the effective interest rate.

The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the computed financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts. Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition except on conversion or upon expiration, when the carrying value of the equity portion is transferred to common shares or contributed surplus.

Financial instruments

The Company recognizes a financial asset or a financial liability when it becomes a party to the contractual provisions of the instrument. Under IFRS 9, such financial assets or financial liabilities are initially recognized at fair value and the subsequent measurement depends on their classification.

Financial assets

IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or at fair value. The classification and measurement of financial assets is based on the Company’s business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest (“SPPI”). Financial assets are initially measured at fair value and are subsequently measured at either (i) amortized cost; (ii) fair value through other comprehensive income (“FVTOCI”); or (iii) at fair value through profit or loss (“FVTPL”).

Amortized cost - Financial assets classified and measured at amortized cost are those assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise to cash flows that are SPPI. Financial assets classified at amortized cost are measured using the effective interest method.

Fair value through other comprehensive income - Financial assets classified and measured at FVTOCI are those assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise to cash flows that are SPPI. This classification includes certain equity instruments where IFRS 9 allows an entity to make an irrevocable election to classify the equity instruments, on an instrument-by-instrument basis, that would otherwise be measured at FVTPL to present subsequent changes in FVTOCI.

FVTPL - Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI. This category includes debt instruments whose cash flow characteristics are not SPPI or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell the financial asset.

Financial liabilities

Under IFRS 9, financial liabilities are primarily classified at amortized cost with limited exceptions. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expires. The Company's accounting policy for each category is as follows:

FVTPL - This category comprises derivatives, liabilities acquired or incurred principally for the purpose of selling or repurchasing it in the near term, and certain financial liabilities that were designated at FVTPL from inception.

Amortized cost - Financial liabilities are recognized initially at fair value net of directly attributable transaction costs. They are subsequently recognized at amortized cost using effective interest method with interest expense recognized on an effective yield basis.

Financial assets and liabilities are offset and the net amount is presented in the statement of financial position when the Company has a legal right to offset the amounts and it intends to either settle on a net basis or realize the asset and settle the liability simultaneously.

The following table summarizes the classification of the Company’s financial instruments:

IFRS 9
Classification

Financial assets
Cash and cash equivalents	Amortized cost
Promissory note receivable	Amortized cost
Other deposit	Amortized cost
Other investment	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Mortgage payable	Amortized cost
Debenture unit deposits	Amortized cost
Promissory notes payable	Amortized cost
Lease Liabilities	Amortized cost

The adoption of IFRS 9 did not have an impact on the Company’s classification and measurement of financial assets and liabilities. On adoption of IFRS 9 on July 1, 2018, there was no change in the carrying value of the financial instruments on transition from IAS 39. IFRS 9 uses an expected credit loss impairment model as opposed to an incurred credit loss model under IAS 39. The impairment model is applicable to financial assets measured at amortized cost where any expected future credit losses are provided for, irrespective of whether a loss event has occurred as at the reporting date. For accounts receivable excluding taxes receivable, the Company utilized a provision matrix, as permitted under the simplified approach, and has measured the expected credit losses based on lifetime expected credit losses taking into consideration historical credit loss experience and financial factors specific to the debtors and other factors. The carrying amount of trade receivables is reduced for any expected credit losses through the use of an allowance account. Changes in the carrying amount of the allowance account are recognized in the statement of comprehensive income. At the point when the Company is satisfied that no recovery of the amount owing is possible, the amount is considered not recoverable and the financial asset is written off. The adoption of the new expected credit loss impairment model had a negligible impact on the carrying amounts of financial assets at amortized cost.

Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets are reviewed for impairment at each statement of financial position date or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU").

The recoverable amount of an asset or a CGU is the higher of its fair value, less costs to sell, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss equal to the amount by which the carrying amount exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Inventories

Inventories for finished cannabis goods are initially valued at cost, and subsequently at the lower of cost and net realizable value. Cost is determined using the average costing method. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The Company reviews inventory for obsolete, redundant and slow-moving goods and any such inventories identified are written down to net realizable value.

Revenue

Revenue from the sale of cannabis goods is recognized when the significant risks and rewards of ownership have been transferred, generally at the date of transfer of ownership title. Revenue from the sale of goods is measured at the fair value of the consideration received.

Equity

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects. When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from total equity.

Property and equipment, net

Equipment is stated at cost, less accumulated depreciation and any accumulated impairment losses. The gain or loss arising on the disposal or retirement of an item of equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the statement of operations. Expenditures to replace a component of an item of equipment that is accounted for separately are capitalized and the existing carrying amount of the component written off. Other subsequent expenditures are capitalized if future economic benefits will arise from the expenditure. All other expenditures, including repair and maintenance, are recognized in the statement of operations as incurred.

Depreciation is charged to the income statement based on the cost, less estimated residual value, of the asset on a straight-line basis over the estimated useful life. Depreciation commences when the assets are available for use. The estimated useful lives are as follows:

	Method:	Rate:
Equipment	Straight-line	5 years
Furnitures and fixtures	Straight-line	5 years
Leasehold improvements	Straight-line	Over the lease term
Computer equipment	Straight-line	2 years

Property and equipment, excluding land, not yet ready for use are not amortized until they are available for use.

Loss per share

Basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised or converted into common shares using the treasury stock method and are calculated by dividing net loss applicable to common shares by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued.

The inclusion of the Company’s stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluding from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share.

Business combinations

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date where the Company obtains control of the acquiree.

The identifiable assets acquired, and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Acquisition costs are expensed in statement of operations and comprehensive income (loss). Contingent consideration, if any, is measured at its acquisition date fair value and included as part of the consideration transferred in a business combination.

Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates with the corresponding gain or loss being recognized in profit or loss.

Non-controlling interest in the acquiree, if any, is recognized either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interest prior to obtaining control and the non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired or net liabilities assumed, is recorded as goodwill. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. The measurement period is the period from the acquisition date to the date complete information about facts and circumstances that existed as of the acquisition date is received. However, the measurement period does not exceed one year from the acquisition date

Goodwill

Goodwill is initially measured at cost and is calculated as the excess of the purchase price for an acquired business over the fair value of acquired net identifiable assets and liabilities and is allocated to the cash-generating units (“CGU”) to which it relates. Goodwill is not amortized but is evaluated for impairment against the carrying amount of the CGU annually or more often if events or circumstances indicate that there may be an impairment. The carrying amount of a CGU includes the carrying amount of assets, liabilities and goodwill allocated to the CGU. If the recoverable amount is less than the carrying value, the impairment loss is first allocated to reduce the carrying amount of any goodwill allocated to the CGU and then to the other non-financial assets of the CGU proportionately based on the carrying amount of each asset. Any impairment loss is charged to income in the period in which the impairment is identified. Goodwill is stated at cost less accumulated impairment losses. Subsequent reversals of goodwill impairment are prohibited.

Intangible assets

Intangible assets acquired are measured on initial recognition at cost. The cost of an intangible asset acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization expense on intangible assets with finite lives is recognised in the consolidated statement of operations and comprehensive loss. Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually or more frequently when circumstances indicate that the carrying value may not be recoverable.

Asset type	Amortization method	Amortization term
Intellectual Property - Licenses	Straight-line	5 years
Brand Name	N/A	Indefinite

Estimated useful lives of intangible assets are shorter of the economic life and the year the right is legally enforceable. The estimated useful life, residual value and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Following initial recognition, intangible assets with indefinite useful lives are carried at cost less any accumulated impairment losses.

Income taxes

Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized in equity, in which case it is recognized in equity. Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years.

Deferred tax liabilities or assets are recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Leases

The Company adopted IFRS 16 – Leases (“IFRS 16”) on July 1, 2019. The Company has applied IFRS 16 using the modified retrospective approach, under which the Company will not restate its comparative figures but will recognize the cumulative effect of adopting IFRS 16 as an adjustment to opening retained earnings. Additionally, the Company has elected not to recognize right-of use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The following are the significant accounting policies which have been amended as a result of IFRS 16, and applied as at July 1, 2019:

Right-of use assets

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset of a period of time in exchange for consideration. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.

Lease obligations

The Company recognized lease obligation and right-of-use asset for its leased equipment at the date of adoption of IFRS 16. The lease obligation is measured at the present value of the remaining lease payments as of July 1, 2019, discounted using the interest rate implicit in the lease terms. If that rate cannot be readily determined, the Company will use its incremental borrowing rate. The Company did not have any outstanding leases as at July 1, 2019.

The Lease term determined by the Company comprises:

● The non-cancellable period of lease contracts, including a rent-free period if applicable;

● Periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option;

● Periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

For leases entered into after July 1, 2019, the commencement date of the lease begins on the date on which the lessor makes the underlying asset available for use to the Company. Lease payments included in the measurement of the lease obligation are comprised of the following:

● Fixed lease payments, including in-substance fixed payments;

● Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

● Amounts expected to be payable under a residual value guarantee;

● The exercise price of purchase options that the Company is reasonably certain to exercise;

● Lease payments in an option renewal period if the Company is reasonably certain to exercise the extension option;

● Penalties for early termination of the lease unless the Company is reasonably certain not to terminate early; and

● Less any lease incentives receivable;

Variable payments for leases that do not depend on an index or rate are not included in the measurement of the lease obligations. The variable payments are recognized as an expense in the period in which they are incurred. The Company accounts for any leases and associated non-lease components separately, as opposed to a single arrangement, which is permitted under IFRS 16. The Company records non-lease components such as an expense in the period in which they are incurred.

Interest on the lease obligations is calculated using the effective interest method and increases the lease obligation while rent payments reduce the obligation. The lease obligation is remeasured whenever a lease contract is modified, and the lease modification is not accounted for as a separate lease, or there is a change in the assessment of the exercise of an extension option. The lease obligation is remeasured by discounting the revised lease payments using a revised discount rate resulting in a corresponding adjustment to the right-of-use asset or is recorded in gain or loss if the carrying amount of the right-of-use asset has been reduced to zero or the modification results in a reduction in the scope of the lease.

As at July 1, 2019, the right-of-use asset have been initially calculated at an amount equal to the initial value of the lease obligation. There is no impact on retained earnings. For leases entered into, on or after July 1, 2019, the right-of-use asset will be initially calculated at an amount equal to the initial value of the lease liability, adjusted for the following items:

● Any lease payments made at or before the commencement date, less any lease incentives received;

● Any initial direct costs incurred by the Company;

● An estimate of costs to dismantle and remove the underlying asset or to restore the site on which the asset is located.

For short-term leases that have a lease term of 12 months or less and low-value assets, the Company has elected to not recognize a lease obligation and right-of-use asset and instead will recognize a lease expense as permitted under IFRS 16.

The right-of-use assets will be depreciated using the straight-line from the date of adoption to the earlier of the end of the useful life of the asset or the end of the lease term as determined under IFRS 16. For leases entered into after July 1, 2019, the right-of-use assets will be depreciated from the date of commencement to the earlier of the end of the useful life of the asset or the end of the lease term.

Under IFRS 16, right-of-use assets are tested for impairment in accordance with IAS 36, Impairment of Assets which replaces the previous requirement to recognize a provision for onerous lease contracts under IAS 37, Provisions, Contingent liabilities and Contingent assets.

Significant accounting judgement and estimates

Information about critical judgments in applying accounting policies and estimates that have the most significant effect on the amounts recognized in these consolidated financial statements is included in the following notes:

Determination of control

The control principle in IFRS 10 sets out the three elements of control: power over the investee; exposure, or rights, to variable returns from involvement with the investee; and the ability to use power over the investee to affect the amount of those returns. Judgement is required in assessing these three elements and reaching a conclusion on obtaining of control of a business.

Purchase price allocation

The purchase price allocation for business combination and assets acquisition is based on the valuation of the assets acquired, liabilities assumed, and intangible assets identified, including management’s process for developing the estimates and the significant assumptions underlying the estimates.

Impairment of long-lived assets

Assets, including property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts exceed their recoverable amounts. If an impairment assessment is required, the assessment of fair value often requires estimates and assumptions such as discount rates, exchange rates, commodity prices, rehabilitation and restoration costs, future capital requirements and future operating performance. Changes in such estimates could impact recoverable values of these assets. Estimates are reviewed regularly by management.

Useful lives of depreciable assets

The Company estimates the useful lives for an item of depreciable assets to its significant parts and depreciates separately each such part. Management reviews the useful lives of depreciable assets and their significant parts at each reporting date based on the expected utility of the assets to the Company. Actual results, however, may vary due to a variety of factors including technical obsolescence.

Share-based payment transactions

The Company measures the cost of equity-settled transactions with goods and services received by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 19 and Note 20.

Provisions and contingencies

The amount recognized as provision, including legal, contractual, constructive and other exposures or obligations, is the best estimate of the consideration required to settle the related liability, including any related interest charges, taking into account the risks and uncertainties surrounding the obligation. In addition, contingencies will only be resolved when one or more future events occur or fail to occur. Therefore assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. The Company assesses its liabilities and contingencies based upon the best information available, relevant tax laws and other appropriate requirements.

Valuation of Convertible Debentures

The convertible debentures were separated into their liability and equity components or derivative liability component at the date of issue, in accordance with the substance of the contractual agreements. The conversion options require an estimation of the fair value of a similar liability that doesn’t have an associated equity component by using a suitable discount rate at initial recognition and each extension date. The carrying amount of the conversion options is then determined by deducting the fair value of the financial liability from the fair value of the convertible debenture as a whole.